Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Share capital	Share capital Multiple voting shares	Share capital Subordinate voting shares	Contributed surplus	Retained earnings	Retained earnings Subordinate voting shares	Accumulated other comprehensive income (loss)
Shareholders’ equity, opening balance at Mar. 31, 2018	$ 243.6	$ 106.1	$ 1.9	$ 104.2	$ 4.5	$ 136.1		$ (3.1)
Issuance of subordinate voting shares in business combination	1.5	1.5	0.0	1.5
Convert multiple voting shares to subordinate voting shares		0.0	(0.5)	0.5
Exercise of stock options	3.1	5.0	0.0	5.0	(1.9)
Net income	143.6					143.6
Other comprehensive income (loss)	0.7							0.7
Share-based payment	6.6				6.6
Shareholders’ equity, closing balance at Mar. 31, 2019	399.1	112.6	1.4	111.2	9.2	279.7		(2.4)
IFRS 16 initial application	(4.9)					(4.9)
Normal course issuer bid purchase of subordinate voting shares	(38.7)	(1.6)		(1.6)		(37.1)	$ (37.1)
Exercise of stock options	2.4	3.7	0.0	3.7	(1.3)
Net income	151.7					151.7
Other comprehensive income (loss)	2.8							2.8
Share-based payment	7.8				7.8
Shareholders’ equity, closing balance at Mar. 29, 2020	520.2	114.7	1.4	113.3	15.7	389.4		0.4
Exercise of stock options	4.0	5.8	0.0	5.8	(1.8)
Net income	70.2					70.2
Other comprehensive income (loss)	(5.6)							(5.6)
Share-based payment	11.3				11.3
Shareholders’ equity, closing balance at Mar. 28, 2021	$ 600.1	$ 120.5	$ 1.4	$ 119.1	$ 25.2	$ 459.6		$ (5.2)